Restatement of Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments

	Originally Reported ($)	Restatement Adjustment ($)	As Restated ($)
Stockholders’ Equity
Additional paid-in capital	3,730,867	420,000	4,150,867
Accumulated deficit	(5,375,432)	(420,000)	(5,795,432)

Year Ended December 31, 2021

	Originally Reported ($)	Restatement Adjustment ($)	As Restated ($)
OPERATING EXPENSES
Legal and professional	264,684	420,000	684,684
Total operating expenses	1,322,992	420,000	1,742,992

Loss from operations	(1,322,992)	(420,000)	(1,742,992)

Loss before Income Taxes	(732,134)	(420,000)	(1,152,134)

Net loss	(732,134)	(420,000)	(1,152,134)

Net loss attributable to common stockholders	(835,196)	(420,000)	(1,255,196)

Net loss per shares - basic and diluted	(0.08)	(0.04)	(0.12)

	Originally Reported ($)	Restatement Adjustment ($)	As Restated ($)
Cash Flows From Operating Activities:
Net loss	(732,134)	(420,000)	(1,152,134)
Stock-based compensation	490,067	420,000	910,067